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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     The Dow Chemical Company
Address:  2030 Dow Center
          Midland,MI 48764

Form 13F File Number: 28-00590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Ronald C. Edmonds
Title: Vice President & Controller
Phone: 989-636-5018

SIGNATURE, PLACE, AND DATE OF SIGNING:

    Ronald C. Edmonds            Midland, MI              August 3, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

REPORT TYPE (CHECK ONE ONLY):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     69
Form 13F Information Table Value Total:     $1,042,026
                            (thousands)

List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F

No. File Number     Name

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
Page 1 of 1..................                      FORM 13F
For Period Ending: 6/30/2012. Name of Reporting Manager: The Dow Chemical Company

                                                                                  Item 6:                         Item 8:
                                                                            --------------------           ---------------------
Item 1:               Item 2:       Item 3:   Item 4:         Item 5:       Investment Discretion Item 7:    Voting Authority
-------            -------------- ----------- --------- ------------------- --------------------  -------- ---------------------
                                                Fair                                (b)
                                               Market                             Shared    (c)
                                     CUSIP    Value in            SH/ Call/ (a)     as    Shared-                     (b)   ( c)
Name of Issuer     Title of Class   Number    (000's)    Shares   PRN  Put  Sole  Defined  Other  Managers (a) Sole  Shared None
--------------     -------------- ----------- --------- --------- --- ----- ----  ------- ------- -------- --------- ------ ----
SPDR S&P 500 ETF
TR                 TR UNIT        78462F 10 3   342,427 2,512,856 SH        Sole                           2,512,856
ISHARES TR         MSCI EMERG
                   MKT            464287 23 4   261,817 6,680,718 SH        Sole                           6,680,718
ISHARES TR         S&P 500
                   INDEX          464287 20 0    61,457   449,412 SH        Sole                             449,412
SELECT SECTOR
SPDR TR            SBI INT-UTILS  81369Y 88 6    30,389   821,533 SH        Sole                             821,533
SPDR DOW JONES
INDL AVRG ETF      UT SER 1       78467X 10 9    30,278   235,500 SH        Sole                             235,500
SELECT SECTOR
SPDR TR            SBI INT-FINL   81369Y 60 5    30,146 2,062,003 SH        Sole                           2,062,003
ISHARES TR         S&P 100 IDX
                   FD             464287 10 1    29,255   468,300 SH        Sole                             468,300
VANGUARD INDEX     LARGE CAP
FDS                ETF            922908 63 7    26,703   430,000 SH        Sole                             430,000
VANGUARD INTL      MSCI EMR
EQUITY INDEX F     MKT ETF        922042 85 8    26,008   651,022 SH        Sole                             651,022
SELECT SECTOR
SPDR TR            SBI INT-INDS   81369Y 70 4    23,831   668,107 SH        Sole                             668,107
SELECT SECTOR      SBI CONS
SPDR TR            STPLS          81369Y 30 8    17,311   497,876 SH        Sole                             497,876
PROCTER &
GAMBLE CO          COM            742718 10 9     9,953   162,490 SH        Sole                             162,490
SELECT SECTOR      SBI
SPDR TR            MATERIALS      81369Y 10 0     9,299   263,500 SH        Sole                             263,500
CISCO SYS INC      COM            17275R 10 2     8,262   481,200 SH        Sole                             481,200
MICROSOFT CORP     COM            594918 10 4     6,895   225,400 SH        Sole                             225,400
AT&T INC           COM            00206R 10 2     6,419   180,000 SH        Sole                             180,000
CORNING INC        COM            219350 10 5     5,812   449,480 SH        Sole                             449,480
JUNIPER
NETWORKS INC       COM            48203R 10 4     5,643   346,000 SH        Sole                             346,000
SELECT SECTOR      SBI INT-
SPDR TR            ENERGY         81369Y 50 6     5,506    82,963 SH        Sole                              82,963
MERCK & CO INC
NEW                COM            58933Y 10 5     5,448   130,500 SH        Sole                             130,500
GENERAL MTRS CO    COM            37045V 10 0     5,364   272,000 SH        Sole                             272,000
SELECT SECTOR      SBI CONS
SPDR TR            DISCR          81369Y 40 7     4,852   110,827 SH        Sole                             110,827
AMGEN INC          COM            031162 10 0     4,843    66,300 SH        Sole                              66,300
BOSTON SCIENTIFIC
CORP               COM            101137 10 7     4,706   830,000 SH        Sole                             830,000
ABERCROMBIE &
FITCH CO           CL A           002896 20 7     4,618   135,266 SH        Sole                             135,266
SYMANTEC CORP      COM            871503 10 8     4,576   313,200 SH        Sole                             313,200
KRAFT FOODS INC    CL A           50075N 10 4     4,016   104,000 SH        Sole                             104,000
HARTFORD FINL
SVCS GROUP INC     COM            416515 10 4     3,967   225,000 SH        Sole                             225,000
ABBOTT LABS        COM            002824 10 0     3,965    61,500 SH        Sole                              61,500
BAKER HUGHES INC   COM            057224 10 7     3,905    95,000 SH        Sole                              95,000
NETAPP INC         COM            64110D 10 4     3,704   116,400 SH        Sole                             116,400
GOLDMAN SACHS
GROUP INC          COM            38141G 10 4     3,643    38,000 SH        Sole                              38,000
NVIDIA CORP        COM            67066G 10 4     3,303   239,000 SH        Sole                             239,000
BROADCOM CORP      CL A           111320 10 7     3,174    93,900 SH        Sole                              93,900
MOLSON COORS
BREWING CO         CL B           60871R 20 9     3,121    75,000 SH        Sole                              75,000
JOHNSON CTLS INC   COM            478366 10 7     2,702    97,500 SH        Sole                              97,500
BAXTER INTL INC    COM            071813 10 9     2,658    50,000 SH        Sole                              50,000
HALLIBURTON CO     COM            406216 10 1     2,640    93,000 SH        Sole                              93,000
MARVELL
TECHNOLOGY
GROUP LTD          ORD            G5876H 10 5     2,597   230,272 SH        Sole                             230,272
MOTOROLA
SOLUTIONS INC      COM NEW        620076 30 7     2,474    51,428 SH        Sole                              51,428
MOSAIC CO NEW      COM            61945C 10 3     2,382    43,500 SH        Sole                              43,500
ENSCO PLC          SHS CLASS A    G3157S 10 6     1,973    42,000 SH        Sole                              42,000
PETROLEO
BRASILEIRO SA      SPONSORED
PETRO              ADR            71654V 40 8     1,839    98,000 SH        Sole                              98,000
NABORS
INDUSTRIES LTD     SHS            G6359F 10 3     1,829   127,000 SH        Sole                             127,000
ENTROPIC
COMMUNICATIONS
INC                COM            29384R 10 5     1,728   306,444 SH        Sole                             306,444
GILEAD SCIENCES
INC                COM            375558 10 3     1,723    33,600 SH        Sole                              33,600
ELECTRONIC ARTS
INC                COM            285512 10 9     1,544   125,000 SH        Sole                             125,000
GOODYEAR TIRE &
RUBR CO            COM            382550 10 1     1,181   100,000 SH        Sole                             100,000
NYSE EURONEXT      COM            629491 10 1     1,127    44,063 SH        Sole                              44,063
MARATHON PETE
CORP               COM            56585A 10 2     1,078    24,000 SH        Sole                              24,000
SELECT SECTOR      SBI
SPDR TR            HEALTHCARE     81369Y 20 9     1,019    26,821 SH        Sole                              26,821
CITIGROUP INC      COM NEW        172967 42 4     1,014    37,000 SH        Sole                              37,000
APPLE INC          COM            037833 10 0       759     1,300 SH        Sole                               1,300
AMAZON COM INC     COM            023135 10 6       685     3,000 SH        Sole                               3,000
SELECT SECTOR
SPDR TR            TECHNOLOGY     81369Y 80 3       664    23,082 SH        Sole                              23,082
AETNA INC NEW      COM            00817Y 10 8       582    15,000 SH        Sole                              15,000
NORTHERN TR
CORP               COM            665859 10 4       460    10,000 SH        Sole                              10,000
STATE STR CORP     COM            857477 10 3       446    10,000 SH        Sole                              10,000
INSULET CORP       COM            45784P 10 1       435    20,375 SH        Sole                              20,375
SPLUNK INC         COM            848637 10 4       309    11,000 SH        Sole                              11,000
UNITED STATES STL
CORP NEW           COM            912909 10 8       309    15,000 SH        Sole                              15,000
WEATHERFORD
INTERNATIONAL LT   REG SHS        H27013 10 3       253    20,000 SH        Sole                              20,000
FACEBOOK INC       CL A           30303M 10 2       249     8,000 SH        Sole                               8,000
NEUROGESX INC      COM            641252 10 1       138   459,032 SH        Sole                             459,032
AMICUS
THERAPEUTICS INC   COM            03152W 10 9       122    22,162 SH        Sole                              22,162
MARATHON PETE
CORP               CALL           56585A 90 2        74    10,000 SH  Call  Sole                              10,000
CYCLACEL
PHARMACEUTICALS
INC                COM            23254L 10 8        15    32,015 SH        Sole                              32,015
ALNYLAM
PHARMACEUTICALS
INC                COM            02043Q 10 7       125    10,736 SH        Sole                              10,736
TESLA MTRS INC     COM            88160R 10 1       277     8,850 SH        Sole                               8,850
GRAND TOTAL                                   1,042,026